Document and Entity Information	Apr. 09, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001751788
Document Type	8-K/A
Document Period End Date	Apr. 09, 2026
Entity File Number	001-38646
Entity Registrant Name	Dow Inc.
Entity Address, Address Line One	2211 H.H. Dow Way
Entity Address, City or Town	Midland
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48674
City Area Code	989
Local Phone Number	636-1000
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	30-1128146
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	DOW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On April 14, 2026, Dow Inc. (“Dow” or the “Company”) filed a Current Report on Form 8-K with the U.S. Securities and Exchange Commission (the “SEC”) reporting that the Board of Directors of the Company (the “Board”) appointed Karen S. Carter as Chief Executive Officer of the Company, effective July 1, 2026 (the “Original Filing”). This Form 8-K/A amends and supplements the Original Filing to provide a description of the material changes to Ms. Carter’s compensation in connection with her appointment as Chief Executive Officer, which had not been determined by the Board at the time of the Original Filing.